Warrants	9 Months Ended
Sep. 30, 2021
Class Of Warrants [Abstract]
Warrants
10. WARRANTS
Pursuant to the Business combination arrangement dated November 8, 2020 (Refer note 15) the private and public warrants issued as a part of SPAC transactions were transferred (cancelled and re-issued)
with the same terms and conditions immediately after closure of merger transactions, March 24, 2021.

The Warrants issued by Arrival as of March 24 were as follows:

Warrants	Number of Warrants	Value (EUR thousand)
Private Warrants	7,175,000	81,025
Public Warrants	12,937,493	108,972

Total	20,112,493	189,997

As per IFRS 2, the initial recognition of Warrants has been charged to the unaudited condensed consolidated statement of profit and (loss) and other comprehensive income/(loss) and it is presented as Listing expense (see note 15).
The amount recognised at initial recognition date for the private warrants has been computed using a Black Scholes model and for the public warrants using the opening trading price of Arrival Warrants (“ARVLW”). As per the terms of the warrant arrangement:
Public Warrants
The holders of the Warrants can settle the Warrants either on a cash or cashless basis.

•	Additionally, Arrival had a right to early redeem the Warrants on cash or cashless basis.

•
In case of a cash redemption of Warrants, the Warrants are exercisable at a price of USD 11.5 per Warrant. However, in certain instances of a business combination or further issue of capital, Arrival has the right to change the warrant price.

•
Arrival has an option to early redeem the warrants with a 30 days’ notice on a cash or cashless redemption if the reported sale price of the shares is at least USD 18 for 20 consecutive dates. In case of cashless redemption, the number of shares that will be given will be determined as a difference between strike price and fair value of the shares on warrant multiplied with total number of shares under the warrant. However, once the redemption notice has been served, it is at the option of the warrant holders to exercise the Warrants or they may be entitled to USD 0.01 per warrant on the completion of the redemption notice period.

•	The equity shares of Arrival are designated in Euro. However, the Warrants are exercisable in USD.
Private Warrants

•	The private warrants are settled on a cashless basis based on the terms of the arrangement.
Based on the terms of the arrangement, management noted that these warrants can be exercised in the variable number of equity shares at the option of the holder and hence recognised as a financial liability through profit and loss account in accordance with IFRS 9 “Financial instrument”.
On June 18, 2021, Arrival, in accordance with the terms of the arrangement issued a redemption notice for cash redemption of all the public warrants for USD 11.5 per share where in each warrant holder would be entitled to one share. This notice provided 30 days (up to July 19, 2021) to the warrant holders to exercise the Warrants. In the event the Warrants are not exercised by end of notice period, the warrant holders would be entitled USD 0.01 for each warrant unexercised.
The fair value movement of public and private warrants that were excercised amounted to EUR 91,782,536 which is recognised in fair value of warrants in finance income (see note 16).
As of the date of the exercise of the public warrants, the value of these warrants as per IFRS 9 equals the intrinsic value. Intrinsic value is the difference between the fair value of the shares issued as of the date of the exercise date and the strike price of USD 11.5.
For private warrants, the value of these warrants as of the exercise date, as these have been exercised on cashless basis, the intrinsic value equals the fair value of the shares that the private warrants holders have received.
Since the listing and up to September 30, 2021, 12,225,957 public warrants and 4,783,334 private warrants have been exercised.
The movement of the warrants during the period was as follows:

Warrants	Number of Warrants	Value (EUR thousand)
January 1, 2021	—	—
Warrants issued by Arrival	20,112,493	189,997
Change in fair value	—	(105,838)
Warrants exercised	(17,009,291)	(69,443)
Warrants redeemed	(711,536)	(6)
Foreign exchange difference	—	(1,722)

Total	2,391,666	12,988

As of September 30, 2021 the fair value movement of the Warrants outstanding as of balance sheet amounted to EUR 14,056,226 which has been recognised as part of the change in fair value
of warrants in finance income (see note 16).